Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2010	2011	2012
A	10%	—	—
B	12%	14%	12%
C	11%	—	—
D	10%	—	—